Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	June 30, 2023	December 31, 2022
	US$	US$
Land use rights	4,134,521	752,887
Patents	27,582	28,997
Software	12,113	9,424
Trademarks	115,836	121,789
Total	4,290,052	913,097
Less: accumulated amortization	414,025	415,497
Intangible assets, net	3,876,027	497,600

Schedule of Company’s Amortization Expenses	The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:
2023	$41,870
2024	83,740
2025	83,740
2026	82,953
2027	82,690
Thereafter	3,501,034
$3,876,027